Annual Fund Operating Expenses (Vanguard Total Bond Market II Index Fund Retail)	Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%